Filed pursuant to Rule 497(e)

Registration No. 333-07305

FRONTIER FUNDS, INC.

Supplement to Prospectus Dated October 31, 2017, as previously supplemented on
February 20, 2018

Frontier Phocas Small Cap Value Fund
Institutional Class Shares (FPSVX)
Service Class Shares (FPVSX)

The Board of Directors of Frontier Funds, Inc. has approved a reduced advisory fee for the Frontier Phocas Small Cap Value Fund (the “Fund”).  Effective July 1, 2018, the investment advisory fee that the Fund pays to Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, will be reduced from an annual rate of 1.00% of the average daily net assets of the Fund to an annual rate of 0.85% of the average daily net assets of the Fund.  In addition, Frontegra has extended through October 31, 2020, its contractual agreement to waive its fee and/or reimburse expenses so that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.95% and 1.10% of the Fund’s average daily net assets attributable to Institutional Class and Service Class shares, respectively.

This supplement should be retained with your Prospectus for future reference.

The date of this Supplement to the Prospectus is June 29, 2018

FRONTIER FUNDS, INC.

Supplement to Statement of Additional Information
Dated October 31, 2017

Frontier Phocas Small Cap Value Fund
Institutional Class Shares (FPSVX)
Service Class Shares (FPVSX)

Effective July 1, 2018, the Statement of Additional Information for Frontier Funds, Inc. dated October 31, 2017, is revised as follows:

Investment Advisers and Subadvisers

The information regarding the advisory fee paid by the Frontier Phocas Small Cap Value Fund in the table following the third paragraph under the heading “Frontegra Asset Management, Inc.” is hereby deleted in its entirety and replaced with the following:

Fund	Annual Fee as % of ADNA
Phocas Small Cap Value Fund	0.85%

This supplement should be retained with the SAI for future reference.

The date of this Supplement is June 29, 2018